April 29, 2008
Via EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Principal Life Insurance Company Separate Account B (the “Registrant”) File Nos. 333-116220 & 811-02091
Dear Sirs:
On behalf of the Registrant, transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) pursuant to Rule 485(a) under the Securities Act of 1933 (the “Act”) is post-effective amendment no. 8 (“Post-Effective Amendment No. 8”) to the Registrant’s registration statement on Form N-4 under the Act (the “Registration Statement”).
The Registrant notes that it filed post-effective amendment no. 7 pursuant to Rule 485(a) under the Act on February 29, 2008, received oral comments on that filing from the staff of the Commission (the “Staff”) on April 14, 2008, submitted a response letter addressing the Staff’s comments and enclosed a draft of Post-Effective No. 8 on April 25, 2008 and received the following two additional oral comments from the Staff on April 28, 2008:
•	Comment: Please revise the assumptions to the hypothetical surrender values table under the “Purchase Payment Credit Rider” section to reflect the maximum separate account charges. In addition, please ensure that the values in the table reflect deduction of the maximum separate account charges.

Response: The assumptions have been revised in Post-Effective Amendment No. 8 to reflect the maximum separate account charges. The Registrant confirms that the values in the table reflect the deduction of the maximum separate account charges.

•	Comment: Please expand disclosure under “GMWB Investment Options” to: identify who developed the asset allocation models; highlight that the models are static and that the developer of the models has no responsibility for updating them; and remind contract owners that they are responsible for making their own selections and should consult with their financial advisors if they believe it to be desirable.

Response: The Registrant confirms that it has revised Post-Effective Amendment No. 8 as requested by the Staff.
The Registrant and Princor Financial Services Corporation, the principal underwriter, are submitting requests pursuant to Rule 461(a) of the Act to request that the effective date of the Post-Effective Amendment No. 8 be accelerated so that it will become effective on May 1, 2008.

REPRESENTATIONS
The Registrant acknowledges that the adequacy and accuracy of the disclosure in the Registration Statement are its responsibility. The Registrant also acknowledges that Staff comments or changes in response to Staff comments in the proposed disclosure in the Registration Statement do not foreclose the Commission from taking any action with respect to the Registration Statement. The Registrant represents to the Commission that Staff comments may not be asserted as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States. Finally, the Registrant acknowledges that the issuance of an order accelerating the effectiveness of the Registration Statement does not preclude the Staff from providing comments on disclosures in Post-Effective Amendment No. 8 to the Registration Statement in connection with its review of subsequent post-effective amendments to the Registration Statement.
Please direct further comments and questions to John W. Blouch (202-906-8714) or Aneal Krishnamurthy (202-906-8741).
Sincerely,
/s/ Sarah J. Pitts
Sarah J. Pitts
Counsel
Principal Financial Group
711 High Street, S-006-W84
Des Moines, Iowa 50392-0300
(515) 248-3259 (direct)
(515) 248-3011 (fax)
Pitts.Sarah@principal.com